Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Revenues	$ 313,568,164	$ 315,744,637	$ 346,243,761
Revenues from Spot market
Statement [Line Items]
Revenues	155,523,697	125,095,966	144,468,508
Sales Under Contract
Statement [Line Items]
Revenues	131,012,781	167,719,171	182,679,073
Steam Sales
Statement [Line Items]
Revenues	14,789,842	15,283,685	10,409,047
Resale of Gas Transport and Distribution Capacity
Statement [Line Items]
Revenues	1,858,093	2,188,445	1,868,300
Revenues from CVO Thermal Plant Management
Statement [Line Items]
Revenues	4,568,538	5,457,370	6,818,833
Revenues from Forest activity
Statement [Line Items]
Revenues	$ 5,815,213	$ 0	$ 0